Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll	$ 18,525	$ 21,232
Deferred R&D credits	5,053	975
Rebates and customer advances	1,242	1,050
Interest payable	4,006	2,096
Accrued duty, freight and related expenses	4,005	5,314
Royalties	2,471	2,149
Value added tax payables	1,751	949
Other accrued expenses and liabilities	8,336	13,320
Total accrued expenses and other current liabilities	$ 45,389	$ 47,085